Summary Of Significant Accounting Policies (Schedule Of Roll Forward Valuation Of Derivative Liability) (Details) - Derivative Liability [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of the year	$ 73,236
Reclassification of derivative liability to equity	13,728
Change in fair value included in net loss	(57,415)
Initial valuation of derivative liability		73,236
Balance at end of the year	$ 2,093	$ 73,236